Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Building	2-10 years
Property and equipment as of December 31, 2024 and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,370	(826)	544
Construction in Progress	481	—	481
Total	$2,197	$(1,172)	$1,025

	December 31, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,743	(1,299)	444
Total	$2,089	$(1,645)	$444

	January 1, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,585	(1,150)	436
Total	$1,931	$(1,496)	$436
Changes in property, plant, and equipment for the years ended December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$444	$—	$444
Acquisition	—	323	481	804
Disposal	—	(13)	—	(13)
Depreciation	—	(187)	—	(187)
Foreign exchange differences	—	(23)	—	(23)
Ending balance	$—	$544	$481	$1,025

	December 31, 2023
	Facilities	Office equipment	Total
Beginning balance	$—	$436	$436
Acquisition	—	179	179
Disposal	—	(8)	(8)
Acquisition in business combination	—	34	34
Depreciation	—	(195)	(195)
Foreign exchange differences	—	(2)	(2)
Ending balance	$—	$444	$444